INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2015	2014	2013
Current expense
Federal	$31,428	$49,561	$41,679
State	250	2,872	2,883
Total current expense	31,678	52,433	44,562
Deferred (benefit) expense
Federal	3,980	(19,368)	(21,393)
State	212	(3,037)	(3,935)
Total deferred (benefit) expense	4,192	(22,405)	(25,328)
Income tax expense	$35,870	$30,028	$19,234

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2015	2014	2013
Income taxes computed at federal statutory rate (35%) on income before income taxes	$38,827	$33,260	$23,646
Tax-exempt income	(2,380)	(1,912)	(1,266)
Bank-owned life insurance	(435)	(392)	(409)
Tax credits	(1,388)	(1,100)	(1,100)
State income taxes, net of federal tax benefit	301	(107)	(588)
Tax settlement of unconsolidated subsidiary	0	0	(1,318)
Other	945	279	269
Income tax expense	$35,870	$30,028	$19,234

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2015, and 2014, were as follows:

(Dollars in thousands)	2015	2014
Deferred tax assets
Allowance for loan and lease losses	$19,397	$19,227
Deferred compensation	627	533
Postretirement benefits other than pension liability	971	938
Accrued stock-based compensation	1,354	1,170
Other real estate owned write-downs	1,714	1,962
Interest on nonaccrual loans	1,075	1,586
Accrued expenses	5,027	4,616
Net unrealized losses on investment securities and derivatives	3,574	1,926
Fair value adjustment on acquisitions	0	844
Other	1,004	438
Total deferred tax assets	34,743	33,240

Deferred tax liabilities
Tax depreciation greater than book depreciation	(6,011)	(6,310)
FHLB and FRB stock	(5,685)	(5,852)
Mortgage-servicing rights	(411)	(136)
Leasing activities	(5,003)	(5,297)
Prepaid pension	(11,384)	(14,333)
Intangible assets	(14,764)	(12,963)
Deferred loan fees and costs	(2,335)	(1,167)
Prepaid expenses	(384)	(364)
Partnership investments	(1,342)	(1,220)
Fair value adjustments on acquisitions	(1,492)	0
Other	(682)	(604)
Total deferred tax liabilities	(49,493)	(48,246)
Total net deferred tax liability	$(14,750)	$(15,006)